Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Strategic Trust
Entity Central Index Key	0001873280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000248741
Shareholder Report [Line Items]
Fund Name	DailyDelta Q100 Downside Option Strategy ETF
Trading Symbol	QDWN
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-833-4222
Additional Information Website	https://dailydeltaetfs.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DailyDelta Q100 Downside Option Strategy ETF	$48	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.35%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 245,034
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 3,709
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$245,034
Number of Portfolio Holdings	2
Advisory Fee	$3,709
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	8.2%
Money Market Funds	91.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	33.6%
Equity Option	5.4%
Money Market Funds	61.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
State Street Institutional U.S. Government Money Market Fund-Opportunity Class	61.0%
Invesco QQQ Trust Series 1, 09/02/25 578.0 Put	5.4%

Material Fund Change [Text Block]

Material Fund Changes

Management is in the process of drafting a Plan of Liquidation and Termination for the Fund, subject to approval by the Board.
C000248742
Shareholder Report [Line Items]
Fund Name	DailyDelta Q100 Upside Option Strategy ETF
Trading Symbol	QUP
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-833-4222
Additional Information Website	https://dailydeltaetfs.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DailyDelta Q100 Upside Option Strategy ETF	$79	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.35%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 360,323
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 4,317
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$360,323
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$4,317
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	63.8%
Options	36.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	91.6%
Money Market Funds	3.0%
Equity Option	5.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1, 09/02/25 563.0 Call	5.4%
State Street Institutional U.S. Government Money Market Fund-Opportunity Class	3.0%

Material Fund Change [Text Block]

Material Fund Changes

Management is in the process of drafting a Plan of Liquidation and Termination for the Fund, subject to approval by the Board.

[1]	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.
[2]	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.